Cash and cash equivalents and financial investments (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents and financial investments.
Schedule of cash and cash equivalents and financial investments
	2023	2022
Cash and banks	30,053	43,796
Short-term investments maturing in up to 90 days (a)	33,689	56,447
Financial investments (b)	-	8,160
Total	63,742	108,403
Cash and cash equivalents	63,742	100,243
Financial investments	-	8,160

(a)	Highly liquid short-term interest earning bank deposits are readily convertible into a known amount of cash and subject to an insignificant risk of change of value. They are substantially represented by interest earning bank deposits at rates varying from 100.5% to 103.0% (2022 - 60% to 103.0%) of the CDI rate (Interbank Interest Rate in Brazil).
(b)	In March 2023, the total fund was redeemed, pursuant to the third amendment, signed in September 2022. As of December 31, 2022, the return on such investments was equivalent to 161% of the CDI. The fund's assets were divided into several different asset class pools such as Agribusiness, Real Estate, Direct Lending. Those investments were held as guarantee of the debentures borrowing contract entered into in May 2021.